Other assets, income, expenses and non-controlling interest - Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest in Other Entities [Abstract]
Assets attributable to non-controlling interest	$ 15,439	$ 11,301
Fund recoveries and investment receivables	6,658	4,617
Advance on unrealized carried interest	4,517	4,454
Prepaid expenses	4,017	3,741
Other	3,744	2,103
Digital gold strategies	3,412	3,778
Total other assets	$ 37,787	$ 29,994